Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses:
General and administrative	$ 827,576	$ 218,175
Research and development	896,613	604,944
Sales and marketing	37,725	10,423
Depreciation and amortization	1,145	1,085
Loss from operations	(1,763,059)	(834,627)
Other expenses, net:
Interest income	38,236
Change in fair value of Earnout Shares liability	(7,672,000)
Change in fair value of True Up Shares liability	269,000
Change in fair value of Subject Vesting Shares	(2,425,000)
Total other expenses, net	(9,789,764)
Loss before income taxes	(11,552,823)	(834,627)
Income tax expense
Net loss	(11,552,823)	(834,627)
Net loss attributable to non-controlling interests	(26,382)
Net loss attributable to common stockholders of the Company	$ (11,526,441)	$ (834,627)
POWER & DIGITAL INFRASTRUCTURE ACQUISITION II CORP.
Costs and expenses:
General and administrative			$ 5,889,740	$ 887,745
Loss from operations			(6,329,740)	(1,343,153)
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs			205,275
Income from investments held in Trust Account			9,126,178	4,187,504
Other expenses, net:
Total other expenses, net			9,331,453	4,187,504
Loss before income taxes			3,001,713	2,844,351
Income tax expense			(1,758,720)	(802,367)
Net loss			1,242,993	2,041,984
Franchise tax expenses			200,000	215,408
POWER & DIGITAL INFRASTRUCTURE ACQUISITION II CORP. | Related Party
Costs and expenses:
General and administrative			$ 240,000	$ 240,000
Class A Common stock
Other expenses, net:
Weighted average outstanding, basic (in Shares)	36,916,955	32,599,213
Basic net loss attributable to common stockholders (in Dollars per share)	$ (0.28)	$ (0.02)
Class A Common stock | POWER & DIGITAL INFRASTRUCTURE ACQUISITION II CORP.
Other expenses, net:
Weighted average outstanding, basic (in Shares)			18,709,868	28,750,000
Basic net loss attributable to common stockholders (in Dollars per share)			$ 0.05	$ 0.06
Class B Common Stock
Other expenses, net:
Weighted average outstanding, basic (in Shares)	4,759,642	4,759,642
Basic net loss attributable to common stockholders (in Dollars per share)	$ (0.28)	$ (0.02)
Class B Common Stock | POWER & DIGITAL INFRASTRUCTURE ACQUISITION II CORP.
Other expenses, net:
Weighted average outstanding, basic (in Shares)			7,187,500	7,187,500
Basic net loss attributable to common stockholders (in Dollars per share)			$ 0.05	$ 0.06